Financial Instruments - Summary of Information Regarding Notes Repaid (Detail) - 1.30% Notes, Due 2017 [Member] $ in Millions	6 Months Ended
Jun. 30, 2017 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, principal amount	$ 550
Debt instrument, interest rate	1.30%
Debt instrument, maturity year	2017
Notes, repaid date	February 2017